Assets held for sale and discontinued operations - Narrative (Details) - GBP (£) £ in Millions			1 Months Ended	12 Months Ended
	Mar. 27, 2022	Mar. 17, 2021	Jun. 30, 2019	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of subsidiaries [line items]
Profit after tax				£ 2,354	£ 1,641	[1]	£ 1,265	[2]
Carrying value of investment				265	81	[3]	82	[3]
Discontinued operations
Disclosure of subsidiaries [line items]
Gain on disposal				0	0		9
Acquiring entity | Macquarie Infrastructure and Real Assets (MIRA) and British Columbia Investment Management Corporation (BCI) | Forecast
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	60.00%
Quadgas HoldCo Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed			39.00%
Carrying value of investment			£ 1,956
Quadgas HoldCo Limited | Discontinued operations
Disclosure of subsidiaries [line items]
Sales proceeds			1,965
Gain on disposal			£ 9
The Narragansett Electric Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary sold		100.00%
Profit after tax				£ 237	£ 104		£ 31
UK Gas Transmission | Forecast
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary sold	100.00%
Cash consideration received	£ 4,200
Portion of consideration received consisting of shareholding in acquirer	40.00%
Portion of cash consideration raised through debt financing	£ 2,000
UK Gas Transmission | Acquiring entity | Forecast
Disclosure of subsidiaries [line items]
Consideration for sale of associate before annualised escalation factor	£ 1,400

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[3]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.